OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses

NOTE 10:-OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2020	2019

Accrued expenses	$4,920	$3,887
Government authorities	3,723	3,061
Foreign currency derivative contracts	3,237	1,041
Holdback and contingent earnout	837	1,575
Provision for returns	290	163
Advances from customers	7	253
Others	147	234

	$13,161	$10,214